Interest and Finance Costs	6 Months Ended
Jun. 30, 2012
Interest And Finance Costs [Abstract]
Interest And Finance Costs
15. Interest and Finance Costs:

The amounts in the accompanying unaudited interim condensed consolidated statements of operations are analyzed as follows:

	Six-month period ended June 30,
	2011	2012
Interest incurred on long-term debt	$62,593	$99,100
Amortization and write-off of financing fees	18,326	13,493
Amortization of convertible notes discount	16,260	18,621
Amortization of share lending agreement-note issuance costs	1,476	1,483
Other	5,158	2,818
Capitalized interest	(39,354)	(27,262)
Total	$64,459	$108,253